Flow-through Share Premium Liability (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfFlowThroughSharePremiumLiabilityLineItems [Line Items]
Opening balance	$ 185	$ 0
Flow-through funds raised	2,479	6,151
Flow-through eligible expenditures	(2,347)	(5,966)
Closing balance	317	185
BC exploration projects [member]
DisclosureOfFlowThroughSharePremiumLiabilityLineItems [Line Items]
Opening balance	693	0
Flow-through funds raised	1,870	7,500
Flow-through eligible expenditures	(1,826)	(6,807)
Closing balance	737	693
Nunavut exploration projects [member]
DisclosureOfFlowThroughSharePremiumLiabilityLineItems [Line Items]
Opening balance	0	0
Flow-through funds raised	8,023	15,500
Flow-through eligible expenditures	(7,590)	(15,500)
Closing balance	433	0
Total [member]
DisclosureOfFlowThroughSharePremiumLiabilityLineItems [Line Items]
Opening balance	693	0
Flow-through funds raised	9,893	23,000
Flow-through eligible expenditures	(9,416)	(22,307)
Closing balance	$ 1,170	$ 693